CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Supplemental information
Cash paid	[2]	$ 172,445	[1]	$ 161,107	$ 84,643
Less: cash and cash equivalents acquired	[2]	(46,075)		(16,604)	(15,583)
Total consideration paid net of cash and cash equivalents acquired	[2]	$ 126,370		$ 144,503	$ 69,060
Number of shares issued under subscription agreement (in shares)	[3]	183,145		38,879	226,850
Amount of shares issued under subscription agreement		$ 35,856		$ 9,121	$ 46,298
Property and equipment, financed with trade payables		16,225		10,129	1,515
Payment for property and equipment		10,129		1,515	2,179
Intangibles assets financed with trade payables		1,984		3,662	$ 285
Payments related to intangible assets acquired		$ 3,662		$ 285
Hybrido Worldwide, S.L.
Number of shares issued under subscription agreement (in shares)		135,096,000		27,962
Amount of shares issued under subscription agreement		$ 25,531		$ 6,621

[1]	As of December 31, 2021, the Company issued 27,962, common shares for a total amount of 6,621, according to the subscription agreement included in the stock purchase.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)
[3]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.